Securities (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Schedule of Available-for-sale Securities [Line Items]
Carrying value of pledged assets	$ 30,770	$ 31,921
Available-for-sale, securities in unrealized loss positions	Individually, none of these three equity securities have significant unrealized losses. Of the three equity securities that have sustained unrealized losses for more than 12 months, all have increased in fair value during 2014, indicating the possibility of full recovery and therefore are deemed to be temporarily impaired. Additionally, there are three equity securities in an unrealized loss position as of December 31, 2014 that have been in that position for less than 12 months. The unrealized losses present in those securities are insignificant. Management has identified no other-than-temporary impairment as of, or for the years ended, December 31, 2014, 2013 and 2012 in the equity portfolio
Equity Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Securities in unrealized loss position	3
Available-for-sale securities, number of securities with fair value increase	3
Obligations of U.S. Government Agencies and Corporations [Member]
Schedule of Available-for-sale Securities [Line Items]
Investment portfolio percentage	39.00%
Securities in unrealized loss position	45
Securities in unrealized loss positions for 12 months or more	24
Percentage of securities depreciated from their amortized cost basis	1.50%
Obligations of State and Political Subdivisions [Member]
Schedule of Available-for-sale Securities [Line Items]
Investment portfolio percentage	25.00%
Securities in unrealized loss position	37
Securities in unrealized loss positions for 12 months or more	6
Percentage of securities depreciated from their amortized cost basis	1.00%
U.S. Government Sponsored Agencies [Member]
Schedule of Available-for-sale Securities [Line Items]
Investment portfolio percentage	35.00%
Mortgage-Backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Investment portfolio percentage	1.00%
Securities in unrealized loss position	6
Percentage of securities depreciated from their amortized cost basis	1.00%
Municipal Bonds [Member]
Schedule of Available-for-sale Securities [Line Items]
Debt instrument term	5 years